INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current tax provision
Federal					$ 0	$ 0
State					0	0
Current State and Local Tax Expense					0	0
Deferred tax provision
Federal					0	0
State					0	0
Deferred Income Tax Expense					0	0
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0